OPERATIONAL CONTEXT	12 Months Ended
Dec. 31, 2023
OPERATIONAL CONTEXT
OPERATIONAL CONTEXT

CENTRAIS ELÉTRICAS BRASILEIRAS S.A.

Notes to the financial statements for the year ended December 31, 2023

(In thousands of BRL)

NOTE 1 – OPERATIONAL CONTEXT

Centrais Elétricas Brasileiras S.A. (“Eletrobras or Company”) is a publicly traded company, located in Rio de Janeiro (RJ), registered with the Brazilian Securities Commission (CVM) and Securities and Exchange Commission (SEC), with shares traded on the São Paulo (B3), Madrid (LATIBEX) and New York (NYSE) stock exchanges.

Eletrobras (jointly with its subsidiaries, the “Company”), acts as a holding company, implementing projects, construction and operation of power stations and transmission lines and trading electrical power. In addition, it promotes and supports research in its business interest in the energy sector, as well as studies of use of reservoirs for multiple purposes, prospection and development of alternative sources of generation, incentivizing the rational and sustainable use of and implementation of intelligent electrical power networks. Eletrobras also holds control of Eletrobras Participações S.A. – Eletropar, as well as direct and indirect investments in 69 Special Purpose Entities (SPE), all dedicated principally to the generation and transmission of electrical power, as mentioned in note 4.5.

The issuance of these financial statements was approved by the Board of Directors on April 25, 2024.

1.1 - EESG Journey - Economic, Environmental, Social and Governance

Throughout the financial year ended in 2023, the Company established the target of reaching net zero greenhouse gas emissions by 2030 (NetZero), through disinvestment in thermal power stations, reduction in scope 2 emissions with renewable energy certificates and compensations with carbon credits from reforestation projects. As a result of this objective, the sale of the portfolio of gas-powered stations was begun and concluded, in January 2024, the disposal of the Candiota thermal power station complex, that represents approximately a third of all emissions. See Note 40.

1.2 - Capitalization of Eletrobras

1.2.1 - Corporate restructuring

On July 12, 2021, Law No. 14,182/2021 was enacted, governing Eletrobras’ denationalization process and defining the conditions to be approved at its general shareholders meeting, which was held on February 22, 2022. The Company initiated its transformation process to fulfill the legal conditions defined in Eletrobras’ denationalization process. The corporate restructuring occurred in order to maintain under the direct or indirect control of the Union, certain companies, facilities, and interests held or managed by Eletrobras; specifically, Eletronuclear SA (“Eletronuclear”) and Itaipu Binacional (“Itaipu”) (“Corporate Restructuring”). On September 19, 2021, by means of Decree 10,791 the Empresa Brasileira de Participações em Energia Nuclear e Binacional (“ENBpar”) was created as a government company held exclusively by the Union which will maintain control of Eletronuclear as well as the Brazilian stake in Itaipu Binacional.

The Corporate Restructuring process occurred through the following components:

(a)Eletronuclear:

Corporate control held by Eletrobras in Eletronuclear was transferred to ENBpar though the following transactions: (i) capital injection in the amount of R$ 3,500,000 made by ENBpar; (ii) payment of capital by Eletrobras, in the amount of R$ 6,232,330, shown on the table below; and (iii) accession by Eletrobras to the optional conversion program of common shares into preferred shares at a 1:1 ratio.

Payment of share capital in Eletronuclear
Completion of advanced for capital increase	3,665,521
Capitalization of dividends receivable	2,512,286
Contribution of cash and cash equivalents	54,523
Equity security investments	6,232,330

	ELETRONUCLEAR
	ORDINARY		PREFERENTIALS		TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	QUANTITY	%	QUANTITY	%
Eletrobras	37,651,030	99.98	10,528,730	99.85	48,179,760	99.95
Others	7,137	0.02	15,969	0.15	23,106	0.05
Total	37,658,167	100.00	10,544,699	100.00	48,202,866	100.00

After the corporate restructuring, the common shares held by Eletrobras changed from 99.98% to 35.90% and preferred shares changed to 99.99%, to 67.95%, as shown in the table below:

	ELETRONUCLEAR
	ORDINARY		PREFERENTIALS		TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	QUANTITY	%	QUANTITY	%
Eletrobras	79,488,850	35.90	221,396,243	99.99	300,885,093	67.95
ENBPar	141,916,224	64.10	—	0.00	141,916,224	32.04
Others	7,137	0.00	15,969	0.01	23,106	0.01
Total	221,412,211	100.00	221,412,212	100.00	442,824,423	100.00

Due to the loss of control, the assets, liabilities, and participation of non-controlling shareholders in Eletronuclear are no longer part of the Company’s consolidated balance. Due to the corporate interest held, Eletronuclear became an affiliate of Eletrobras. The remaining participation was recognized at equity method, in the investments line item.

(b)Itaipu Binacional

Itaipu is a binational entity created and governed by the treaty signed on April 26, 1973 (approved by Legislative Decree No. 23/1973) between the Federative Republic of Brazil and the Republic of Paraguay.

Eletrobras acted as a vehicle for the Brazilian Government to acquire and market the hydroelectric power generated by the plant.

Pursuant to Law No. 14,182/2021 and Investment Partnerships Program Council (CPPI) Resolution No. 203/2021, as amended by CPPI Resolution No. 221/2021, the Company transferred all of its interest representing 50% of Itaipu's capital to ENBpar for R$1,082,275, equivalent to US$208,262. The transfer was regulated by CPPI Resolution No. 221/2021 and the Equity Interest Transfer Agreement entered  between Eletrobras and ENBpar.

Eletrobras will receive the consideration from ENBpar in 240 monthly installments, substantially adjusted at exchange variation plus 4.76% interest p.y..

The shareholding transfer impacted the Company's result by R$896,658 as shown below:

Consideration for the transfer	1,082,275
Write-off of equity interest	(185,617)
Gain on transfer	896,658

The transfer of Eletronuclear and Itaipu to ENBpar reached requirements for discontinued operations, in accordance with IFRS 5 - Non-Current Assets Held for Sale and Discontinued Operation, and as a result, Eletrobras recorded their result and cash flow as discontinued operations. Therefore, Eletrobras does not consider the effects of the consolidation of Eletronuclear, as it no longer has control of this investee.

1.2.2 – Capitalization

In June 2022, Eletrobras concluded its public offering of shares, which consisted of the primary and secondary distribution of common shares issued by it, all registered, book-entry, without par value, free and clear of any liens or encumbrances, through B3, simultaneously in Brazil and abroad. The subscription price for each share was R$42.00 (US$8.63 in the form of ADSs which corresponds to the price per share converted into United States dollars (US$), including ADS issuance fees, based on the sale exchange rate (PTAX) disclosed by the Central Bank of Brazil). The total amount raised in the offering was R$30,756,468, sub-divided into the amounts below:

(a)

primary offering - 627,675,340 common shares in the amount of R$26,362,364 issued by the Company, including in the form of American Depositary Shares (ADS), represented by American Depositary Receipts (ADRs), being:

●	in Brazil, in an unorganized over-the-counter market, pursuant to CVM Instruction No. 400/2003, and other applicable legal and regulatory provisions, with efforts to place the shares abroad; and
●	abroad, by means of a public offering for the primary distribution of shares, in the form of ADSs, represented by ADRs, pursuant to the U.S. Securities Act of 1933, as amended.
(b)	secondary shares - 69,801,516 common shares totaling R$2,931,664 held by BNDESPAR, held in Brazil; and
(c)

in July 2022, the Company issued the overallotment shares, which consisted of 15% of the total shares initially offered, corresponding to a total of 104,621,528 shares representing the amount of R$4,394,104, as provided for in CVM Instruction No. 400/2003. With the issuance of the overallotment shares, the public offering carried out by Eletrobras comprised a final primary distribution of 732,296,868 common shares issued by the Company including in the form of ADSs and a final secondary distribution of 69,801,516 shares held by BNDES Participações S.A. – BNDESPAR.

No registration of the offer or shares was made, including in the form of ADSs, represented by ADRs, in any agency or regulatory body of the capital market of any other country, except in Brazil, with the CVM, and in the United States of America, with the SEC.

After the completion of the share offering, Eletrobras' control was pulverized, becoming that of the private initiative. As of December 31, 2022, the Federal Government holds, directly and indirectly, 42.67% of common shares of compared to 72.33% as of December 31, 2021).

Thus, the process of public offering of shares, after issuing the overallotment shares, resulted in R$ 30,648,282 net of issuance expenses of cash being generated for Eletrobras, according to items (a) and (c) previously described, as shown below:

Subscription of shares	30,756,468
Expenses with shares issued	(108,186)
Impact on share capital	30,648,282

1.2.3 – New concession contracts

Law No. 14,182/2021 conditioned the privatization of Eletrobras on the execution of new electricity generation concession contracts, for thirty years, replacing the contracts in force, for hydroelectric plants:

a)	that have been extended under the terms of Law No. 12,783/2013 (quota plants); and
b)	Tucuruí, Sobradinho, Itumbiara, Curuá-Una, and Mascarenhas de Moraes.

The Company entered into new electricity generation concession agreements, see note 3. The new contracts enabled Eletrobras to change the exploration regime from the “quota” regime to the independent energy production regime (“PIE”) under the terms of Law No. 9,074/1995, including the conditions for the extinction of grants, the seizure of facilities and indemnities.

The new contracts generated an increase in the Company's intangible assets in the amount of R$75,021,259 (see note 22), originated by the right to exploit the hydraulic energy potentials through hydroelectric plants as well as the transmission facilities of restricted interest of these plants for a period of 30 years. In return for the right to exploit the electricity generation plants, the Company made payments to the Federal Government as a grant bonus, entered into payment commitments to the energy development account (CDE) and for the development of projects determined by Law No. 14,182/2021, as well as the credits for the acquisition of fuel and the indemnities of Tucuruí and Curuá-Una, as detailed below:

Grant bonus (a)	26,622,905
Obligations with CDE (b)	33,735,216
Obligations for the revitalisation of river basins (c)	6,693,921
Indemnities of the Tucuruí and Curuá-Una HPPs (d)	5,062,717
Reimbursement of fuel acquisition – Law No. 12.111/2009 (e)	2,906,500
Intangible Assets	75,021,259

(a)

the amount of the grant bonus on June 17, 2022 related to the new electricity generation concession agreements in the amount of R$26,622,905. The funds obtained by the public offering of shares (primary offering) were used for this purpose;

(b)	obligations over the next 25 years to transfer funds to the CDE in the amount of R$33,735,216, see note 35;
(c)	obligations over the next 10 years in the total amount of R$6,693,921, to develop the projects that will compose the following programs, see note 35:
●	revitalization of the water resources of the São Francisco River and Parnaíba River basins, by the subsidiary Chesf;
●	structural reduction of energy generation costs in the Amazônia Legal and for navigability of the Madeira River and the Tocantins River, by the subsidiary Eletronorte; and
●	revitalization of the water resources of the river basins in the area of influence of the reservoirs of the Furnas hydroelectric plants, by the subsidiary Furnas.
(d)	credits in the amount of R$5,062,717 related to the indemnities of reversible assets of the Tucuruí and Curuá-Una plants. These plants had new concession contracts signed; and
(e)

credits in the amount of R$2,906,500 related to the reimbursement of fuel from distributors that were previously controlled by Eletrobras, which were proven and not reimbursed, economic and energy efficiency referred to in Law No. 12,111/2009. These assets were registered in the Right of Reimbursement account and were offset against the amounts payable as grant bonus under the terms defined by Law No. 14,182/2021.

The amount related to the right to operate electricity generation plants, recorded in intangible assets, is shown below:

Hydroelectric Power Plants (HPP)	Intangible asset
Xingo	11,267,333
Complexo Paulo Afonso	10,590,724
UHE Luiz Gonzaga (Itaparica)	4,693,535
Boa Esperança	876,032
Sobradinho	874,546
Funil - BA	28,489
Pedra	7,124
Chesf added value	28,337,783

Tucuruí	25,542,126
Coaracy Nunes	582,030
UHE Curuá-Una	160,582
Eletronorte added value	26,284,738

Marimbondo	4,416,843
Furnas	4,025,234
Estreito (Luís Carlos B. de Carvalho)	3,177,816
Itumbiara	2,958,106
Mascarenhas de Moraes (Peixoto)	2,476,008
Corumbá I HPP	1,431,622
UHE Porto Colômbia	1,322,485
Funil - RJ	590,624
Furnas added value	20,398,738

Total added value	75,021,259

1.2.4 – Impacts on the result

With the signing of new concession contracts, concessionaires were no longer entitled to indemnity for investments linked to reversible assets not yet amortized or depreciated, whether or not such concessions were extended, pursuant to Law No. 12,783/2013.

Investments not yet amortized related to concessions not renewed by Law No. 12,783/2013 were considered by CNPE for use in the acquisition of new concession contracts. According to CNPE’s calculations, indemnity for UHE Tucuruí and Curuá-una was considered and the related indemnification was offset from the liabilities related to the obligations of such concessions. The difference between the amount of indemnification and the book value was recorded as a gain in the income statement. No indemnity amounts were provided for UHEs Sobradinho, Itumbiara, and Mascarenhas de Moraes.

Additionally, the new concession agreements did not include compensation for upgraded assets that were booked as financial asset from indemnity receivables, and which were the subject matter of a public hearing by ANEEL in October 2019.

Below are the effects on the Company’s results by venture exploration regime:

		Net Tax
Hydroelectric Power Plants	Net book value	Indemnity	Result
Non-quota plants
UHE Curuá-Una	630	17,741	17,111
Tucuruí	2,990,633	4,576,672	1,586,039
Eletronorte Impact	2,991,263	4,594,413	1,603,150

Quotaholder plants
Boa Esperança	98,219	—	(98,219)
UHE Apolônio Sales (Moxotó)	38,250	—	(38,250)
Paulo Afonso I	92,612	—	(92,612)
Paulo Afonso II	107,093	—	(107,093)
Paulo Afonso III	66,259	—	(66,259)
Paulo Afonso IV	20,832	—	(20,832)
UHE Luiz Gonzaga (Itaparica)	15,150	—	(15,150)
Xingo	28,174	—	(28,174)
Funil - BA	12,626	—	(12,626)
Pedra	8,067	—	(8,067)
Non-quota plants
Sobradinho	131,948	—	(131,948)
Chesf Impact	619,230	—	(619,230)

Quotaholder plants
Corumbá I HPP	(4,497)	—	4,497
Estreito	479,561	—	(479,561)
Funil - RJ	8,110	—	(8,110)
Furnas	566,098	—	(566,098)
Marimbondo	15,844	—	(15,844)
UHE Porto Colômbia	1,912	—	(1,912)
Non-quota plants
Itumbiara	62,492	—	(62,492)
Mascarenhas de Moraes HPP	209,462	—	(209,462)
Furnas Impact	1,338,982	—	(1,338,982)

Net impact	4,949,475	4,594,413	(355,062)

1.2.5 - Transfer of government programs

Eletrobras is currently responsible for the Government programs described below:

(a)	Management of the commercialization contracts of the Incentive Program for Alternative Sources of Electricity (PROINFA);
(b)	Administration of the current account of the National Electric Energy Conservation Program (PROCEL), operationalization and management of PROCEL's contractual instruments;
(c)	Management of financing contracts using resources from the Global Reversal Reserve (RGR) entered until 17 November 2016; and
(d)	Operationalization of the More Power for the Amazon (MLA) and Power for All (LPT) and management of contractual instruments.

Eletrobras is also responsible for the administration of the Federal Assets under the Administration of Eletrobras (BUSA) seized and expropriated with RGR resources and the management of contractual instruments.

As determined by CPPI Resolution no. 203/2021, the programs mentioned above and BUSA will continue under Eletrobras’ management for a transition period of up to 12 months, starting from June 2022, as well as Eletrobras’ free acceptance of the commitment to provide support and advisory services to ENBpar to manage such activities.